SHARE CAPITAL	9 Months Ended
Sep. 30, 2022
SHARE CAPITAL

8. SHARE CAPITAL

The Company’s authorized share capital consists of an unlimited number of common shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2021
Opening balance	32,339	136,199
Shares issued on exercise of stock options	15	54
Shares issued on exercise of RSUs and DSUs	281	970
Value of shares issued in asset acquisition (1)	232	305
Shares issued to settle interest on convertible debentures (2)	896	1,433
Balance at December 31, 2021	33,763	138,961

Period ended September 30, 2022
Opening balance	33,763	138,961
Shares issued on exercise of RSUs and DSUs	162	282
Value of shares issued in asset acquisition (1)	1,330	450
Shares issued to settle interest on convertible debentures (2)	1,388	694
Balance at September 30, 2022	36,643	140,387

(1)	In accordance with the Globex Agreement (Note 5), the Company issued 232,240 common shares (valued at C$385 or $305) on September 22, 2021 and 1,329,787 common shares (valued at C$598 or $450) on September 20, 2022.

(2)	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (1)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2021	847,437	4.21	2,538,588	6.00	465,511	491,330
Granted/issued	257,500	3.73	-	-	466,122	209,353
Exercised/settled	(15,000)	3.05	-	-	(41,117)	(244,485)
Expired	(104,366)	5.61	(1,092,400)	7.00	(54,448)	-
Forfeited	(40,084)	3.85	-	-	(168,659)	-
Outstanding at December 31, 2021	945,487	3.96	1,446,188	5.24	667,409	456,198
Exercisable at December 31, 2021	816,987	4.03	1,446,188	5.24	-	-

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (1)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2022	945,487	3.96	1,446,188	5.24	667,409	456,198
Granted/issued	942,000	0.58	-	-	917,948	380,417
Exercised/settled	-	0.00	-	-	(31,787)	(130,455)
Expired	(208,750)	4.66	(302,760)	3.30	-	-
Forfeited	(18,125)	3.95	-	-	(405,070)	-
Outstanding at September 30, 2022	1,660,612	1.96	1,143,428	5.75	1,148,500	706,160
Exercisable at September 30, 2022	961,612	2.93	1,143,428	5.75	-	-

(1)	At September 30, 2022, the Company has 1,143,428 warrants outstanding with an exercise price of C$5.75, expiring on July 30, 2023 (Note 7). On March 29, 2022, 302,760 warrants with an exercise price of C$3.30 expired.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$0.00 to $1.99	987,000	2.67	288,000	0.68
$2.00 to $3.99	313,037	0.96	313,037	2.97
$4.00 to $5.99	337,575	1.65	337,575	4.47
$6.00 to $7.99	5,000	0.55	5,000	7.50
$8.00 to $9.99	18,000	0.48	18,000	8.10
	1,660,612	2.11	961,612	2.93

Share-based payment expense is recognized over the vesting period of the grant with the corresponding equity impact recorded in contributed surplus. Share-based payment expense comprises the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Stock options	101	82	140	427
RSU	(65)	152	87	439
DSU	109	52	178	548
	145	286	405	1,414